Market Risk (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Market Risk Exposure [Abstract]
Summary of Key Non-Traded Market Risks	Our non-traded market risk categories are:

Category	Description
Interest rate risk
Interest rate risk mainly consists of yield curve risk, which comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments. It also comes from investing non-rate sensitive liabilities in interest-earning assets.

Spread risk
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other
Comprehensive Income or through profit and loss) are affected by changes in the credit spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.

Foreign exchange risk
Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.

Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

Summary of NII and EVE Sensitivities Measurement

Net Interest Income (NII) sensitivity
–NII sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

–We calculate NII sensitivity as the change in NII for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

EVE sensitivity
–We calculate EVE sensitivity as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

Summary of Detailed Information about VaR	Value at Risk (VaR) (audited)

VaR
–VaR indicates possible losses from market changes in non-stressed conditions.
–We run a historical simulation. We use two years of historical daily price moves. We report a 99% confidence level.

Summary of NII and EVE Sensitivity of Interest Rate Risk	The table below shows how our net interest income would be affected by a 100bps parallel shift (both up and down) applied instantaneously to the yield curve at
31 December 2024 and 31 December 2023. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	2024		2023
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity (audited)(1)	167	(201)	220	(220)
EVE sensitivity	(496)	425	(299)	265
(1)Based on modelling assumptions of repricing behaviour.